Research, Development and Engineering (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Research and Development [Abstract]
Scientific research, application of scientific advances, services and application	$ 5,959	$ 6,034	$ 5,990
Software-related expenses	3,077	3,078	3,097
Product-related engineering expenses	267	268	267
RD&E expense	$ 6,226	$ 6,302	$ 6,258